Operations	12 Months Ended
Dec. 31, 2011
Operations
(8)	Operations

Redemptions

A beneficial owner may cause any or all of his or her units to be redeemed by the Trust effective as of the last business day of any month based on the Net Asset Value per unit on such date on five business days’ written notice to NAV Consulting, Inc., the Trust’s administrator, or the Managing Owner. Payment will generally be made within 10 business days of the effective date of the redemption. Any redemption made during the first 11 months of investment is subject to a 1.5% redemption penalty, payable to the Managing Owner. Any redemption made in the twelfth month of investment or later will not be subject to any redemption penalty. The Trust’s Ninth Amended and Restated Declaration and Agreement of Trust, as amended (the “Trust Agreement”) contains a full description of redemption and distribution policies.

Subscriptions

Investors that are eligible to participate in the private offering of the Units may purchase Units in the Trust pursuant to the terms of the Trust’s Confidential Private Placement Memorandum and disclosure document (the “Memorandum”) and a signed subscription form.  The Trust Agreement and the Memorandum contain a full description of subscription policies.  An investment in the Trust does not include a beneficial interest or investment in the LLC.

Commissions

The Managing Owner and/or affiliates act as commodity brokers for the Trust through RJO. Commodity brokerage commissions are typically paid upon the completion or liquidation of a trade and are referred to as “round-turn commissions,” which cover both the initial purchase (or sale) and the subsequent offsetting sale (or purchase) of a commodity futures contract.

The Trust’s brokerage fee constitutes a “wrap fee” of 5.0% of the Trust’s month-end assets on an annual basis (0.41675% monthly) with respect to Class A units and 3.0% of the Trust’s month-end assets on an annual basis (0.25% monthly) with respect to Class B units, which covers the fees described below. “Brokerage fee” includes the following across each class of units:

Recipient	Nature of Payment	Class A Units	Class B Units
Managing Owner	Managing Owner fee	0.75%	0.75%
Selling Agent	Selling commission	2.00%	0.00%
Managing Owner	Underwriting expenses	0.35%	0.35%
Managing Owner	Clearing, NFA, and
	exchange fees (capped at)	1.57%	1.57%
Liberty Funds Group	Consulting fees	0.33%	0.33%
Totals		5.00%	3.00%

Commissions were not paid with respect to the LLC net assets.